Cover Page	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Captivision Inc.
Entity Central Index Key	0001967478
Entity Emerging Growth Company	true
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	298-42 Chung-buk Chungang-ro Chung-buk
Entity Address, Address Line Two	Pyeong-taek
Entity Address, City or Town	Gyounggi
Entity Ex Transition Period	false